Organization (Details)	0 Months Ended
	Jul. 29, 2013	May 02, 2013 Class A Voting common stock [Member]	May 02, 2013 Class B Nonvoting common stock [Member]	May 02, 2013 Class A Junior Preferred Stock [Member]	May 02, 2013 Redeemable Class B Senior Preferred Stock [Member]	May 02, 2013 Class C Convertible Preferred Stock [Member]
Schedule of Business Organization [Line Items]
Shares issued per share converted (in shares)		1	1	1	1.02966259	1
Stock split ratio	25.972